Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 3,520	$ 1,356,799	$ (1,261,140)	$ 99,179
Beginning balance, shares at Dec. 31, 2020		35,201,513
Common stock issued to third party for services		$ 19	249,081		249,100
Common stock issued to third party for services, shares		188,000
Warrants issued to third parties in conjunction with debt issuance			188,069		188,069
Beneficial conversion feature in conjunction with debt issuance			101,972		101,972
Common stock and warrants issued for cash		$ 149	1,864,851		1,865,000
Common stock and warrants issued for cash, shares		1,492,000
Common stock issued in conjunction with cashless exercise of warrants		$ 6	(6)
Common stock issued in conjunction with cashless exercise of warrants, shares		57,157
Common stock issued to third parties in conjunction with conversion of debt		$ 36	236,679		236,715
Common stock issued to third parties in conjunction with conversion of debt, shares		357,143
Net loss				(3,004,619)	(3,004,619)
Ending balance, value at Dec. 31, 2021		$ 3,730	3,997,445	(4,265,759)	(264,584)
Ending balance, shares at Dec. 31, 2021		37,295,813
Warrants issued to third parties in conjunction with debt issuance			162,362		162,362
Net loss				(678,046)	(678,046)
Amortization of warrants issued in connection with a debt modification			48,699		48,699
Ending balance, value at Mar. 31, 2022		$ 3,730	4,208,506	(4,943,805)	(731,569)
Ending balance, shares at Mar. 31, 2022		37,295,803
Beginning balance, value at Dec. 31, 2021		$ 3,730	3,997,445	(4,265,759)	(264,584)
Beginning balance, shares at Dec. 31, 2021		37,295,813
Net loss					(1,344,371)
Ending balance, value at Jun. 30, 2022		$ 3,730	4,423,239	(5,610,130)	(1,183,161)
Ending balance, shares at Jun. 30, 2022		37,295,803
Beginning balance, value at Dec. 31, 2021		$ 3,730	3,997,445	(4,265,759)	(264,584)
Beginning balance, shares at Dec. 31, 2021		37,295,813
Warrants issued to third parties in conjunction with debt issuance			793,039		793,039
Beneficial conversion feature in conjunction with debt issuance			273,700		273,700
Common stock issued to third parties in conjunction with conversion of debt		$ 96	145,104		145,200
Common stock issued to third parties in conjunction with conversion of debt, shares		968,000
Net loss				(2,929,817)	(2,929,817)
Amortization of warrants issued in connection with a debt modification			147,720		147,720
Fees associated with filing of Form S-1			(68,498)		(68,498)
Ending balance, value at Dec. 31, 2022		$ 3,826	5,288,510	(7,195,576)	(1,903,240)
Ending balance, shares at Dec. 31, 2022		38,263,813
Beginning balance, value at Mar. 31, 2022		$ 3,730	4,208,506	(4,943,805)	(731,569)
Beginning balance, shares at Mar. 31, 2022		37,295,803
Warrants issued to third parties in conjunction with debt issuance			168,991		168,991
Net loss				(666,325)	(666,325)
Amortization of warrants issued in connection with a debt modification			49,240		49,240
Fees associated with filing of Form S-1			(3,498)		(3,498)
Ending balance, value at Jun. 30, 2022		$ 3,730	4,423,239	(5,610,130)	(1,183,161)
Ending balance, shares at Jun. 30, 2022		37,295,803
Beginning balance, value at Dec. 31, 2022		$ 3,826	5,288,510	(7,195,576)	(1,903,240)
Beginning balance, shares at Dec. 31, 2022		38,263,813
Warrants issued to third parties in conjunction with debt issuance			578,016		578,016
Beneficial conversion feature in conjunction with debt issuance			303,984		303,984
Net loss				(1,341,036)	(1,341,036)
Fees associated with filing of Form S-1			(5,456)		(5,456)
Stock based compensation			37,500		37,500
Modification of warrants		$ 455	(16,261)		(15,806)
Modification of warrants, shares		4,541,012
Ending balance, value at Mar. 31, 2023		$ 4,281	6,186,293	(8,536,612)	(2,346,038)
Ending balance, shares at Mar. 31, 2023		42,804,825
Beginning balance, value at Dec. 31, 2022		$ 3,826	5,288,510	(7,195,576)	(1,903,240)
Beginning balance, shares at Dec. 31, 2022		38,263,813
Net loss					(2,064,160)
Conversion of common stock for Series A preferred stock, shares		6,105,528
Ending balance, value at Jun. 30, 2023		$ 4,423	6,213,095	(9,259,736)	(3,042,218)
Ending balance, shares at Jun. 30, 2023	1,215	44,231,402
Beginning balance, value at Mar. 31, 2023		$ 4,281	6,186,293	(8,536,612)	(2,346,038)
Beginning balance, shares at Mar. 31, 2023		42,804,825
Common stock issued to third parties in conjunction with conversion of debt		$ 124	197,876		198,000
Common stock issued to third parties in conjunction with conversion of debt, shares		1,243,000
Net loss				(723,124)	(723,124)
Stock based compensation			37,500		37,500
Modification of warrants		$ 629	(209,185)		(208,556)
Modification of warrants, shares		6,289,105
Conversion of common stock for Series A preferred stock		$ (611)	611
Conversion of common stock for Series A preferred stock, shares	1,215	(6,105,528)
Ending balance, value at Jun. 30, 2023		$ 4,423	$ 6,213,095	$ (9,259,736)	$ (3,042,218)
Ending balance, shares at Jun. 30, 2023	1,215	44,231,402